INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

	As of September 30,
	2019	2018
Land use rights, cost	$557,011	$579,695
Software, cost	517,105	506,600
Other intangible assets, cost	1,561	—
Less: accumulated amortization	(156,960)	(148,074)
Intangible assets, net	$918,717	$938,221

The land use right represents the Company’s land use rights in Wenzhou’s plant, which had been pledged to secure the Company’s banking facilities granted to the Company as of September 30, 2019 and 2018. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 11. Amortization expense was $13,638 and $12,137 for the years ended September 30, 2019 and 2018, respectively.